N-4	Oct. 10, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Oct. 10, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The underlying fund information related to the Average Annual Total Return in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
LVIP JPMorgan Core Bond Fund Class 1 (formerly called JPMorgan Insurance Trust Core Bond Portfolio Class 1); Lincoln Investment Advisors Corporation	0.51%	-12.58%	0.13%	1.07%
LVIP JPMorgan Mid Cap Value Fund Class 1 (formerly called JPMorgan Insurance Trust Mid Cap Value Portfolio Class); Lincoln Investment Advisors Corporation	0.73%	-8.16%	6.00%	9.89%

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.44%[1]
Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.62%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]	The underlying fund information related to the Average Annual Total Return in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
LVIP JPMorgan Core Bond Fund Class 1 (formerly called JPMorgan Insurance Trust Core Bond Portfolio Class 1); Lincoln Investment Advisors Corporation	0.51%	-12.58%	0.13%	1.07%
LVIP JPMorgan Mid Cap Value Fund Class 1 (formerly called JPMorgan Insurance Trust Mid Cap Value Portfolio Class); Lincoln Investment Advisors Corporation	0.73%	-8.16%	6.00%	9.89%

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.44%[1]
Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.62%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
LVIP JPMorgan Core Bond Fund Class 1 (formerly called JPMorgan Insurance Trust Core Bond Portfolio Class 1) [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund Class 1 (formerly called JPMorgan Insurance Trust Core Bond Portfolio Class 1)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(12.58%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.07%
LVIP JPMorgan Mid Cap Value Fund Class 1 (formerly called JPMorgan Insurance Trust Mid Cap Value Portfolio Class) [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund Class 1 (formerly called JPMorgan Insurance Trust Mid Cap Value Portfolio Class)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Pacific Select Fund ESG Diversified Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[1]
Pacific Select Fund ESG Diversified Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.62%	[1]
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.44%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.